AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	$ 90,822	$ 57,056	$ 9,238
Transfers from available-for-sale debt securities to held-to-maturity debt securities	55,993	31,815	13,833
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	0	3,016	757
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	5,198	1,906	1,583
Transfers from available-for-sale debt securities to held-to-maturity debt securities	2,954	10,721	5,912
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	76,010	51,320	6,610
Transfers from available-for-sale debt securities to held-to-maturity debt securities	41,298	5,522	7,921
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	235	126	288
Collateralized loan obligations [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities	9,379	688	0
Transfers from available-for-sale debt securities to held-to-maturity debt securities	10,003	15,572	0
Other debt securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Transfers from available-for-sale debt securities to held-to-maturity debt securities	$ 1,738	$ 0	$ 0